Share-Based Payment -Additional Information (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) shares $ / shares	Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2022 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options expired	0	0
Number of PSUs, RSUs and stock options outstanding	7,507,841	6,962,302	3,534,561
Compensation expense | $	$ 23,780	$ 11,922	$ 8,684
Average exercise price per share option granted during the period | $ / shares	$ 1.76	$ 5.53
Top of Range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average expected price volatility of shares	60.00%
Bottom of Range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average expected price volatility of shares	55.00%
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of PSUs, RSUs and stock options outstanding	180,000	200,000
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of PSUs, RSUs and stock options outstanding	4,546,071	3,397,042
Stock Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of PSUs, RSUs and stock options outstanding	2,781,770	3,365,260